Mezzanine Equity - Summary of Mezzanine Equity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Temporary Equity [Line Items]
Balance as of January 1	¥ 1,758,933	$ 240,972	¥ 1,605,639
Accretion of mezzanine equity	172,596	23,646	153,294
Balance as of December 31	¥ 1,931,529	$ 264,618	¥ 1,758,933